SEGMENT REPORTING (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 349,055,002	$ 321,703,932	$ 262,841,886
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	285,978,231	297,154,293	262,212,528
Non-PRC (including Hong Kong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 63,076,771	$ 24,549,639	$ 629,358